FAIR VALUE MEASUREMENT - Assets measured at fair value on a non-recurring basis and the adjustments to the carrying value (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets:
Cash and cash equivalents	$ 33,612	$ 81,273	$ 61,891	$ 53,829	$ 66,524
Investment and mortgage-backed securities available for sale	62,715	65,975		75,370
Investment and mortgage-backed securities held to maturity	87,976	63,110		108,956
Loans receivable, net	278,237	260,684		240,511
Accrued interest receivable	1,833	1,661		2,026
Federal Home Loan Bank stock	1,659	2,239		2,887
Bank owned life insurance	7,022	6,919		6,180
Liabilities:
Certificates of deposit	236,220	247,414
Advances from Federal Home Loan Bank	340	483		570
Accrued interest payable	747	2,382		2,420
Advances from borrowers for taxes and insurance	1,266	1,273		1,090
Carrying Amount
Assets:
Cash and cash equivalents	33,612	81,273		53,829
Investment and mortgage-backed securities available for sale	62,715	65,975		75,370
Investment and mortgage-backed securities held to maturity	87,976	63,110		108,956
Loans receivable, net	278,237	260,684		240,511
Accrued interest receivable	1,833	1,661		2,026
Federal Home Loan Bank stock	1,659	2,239		2,887
Bank owned life insurance	7,022	6,919		6,180
Liabilities:
Checking accounts	38,756	37,370		33,505
Money market deposit accounts	68,861	69,735		75,649
Passbook, club and statement savings accounts	72,260	71,083		70,623
Certificates of deposit	236,220	247,414		256,237
Advances from Federal Home Loan Bank	340	483		570
Accrued interest payable	747	2,382		2,420
Advances from borrowers for taxes and insurance	1,266	1,273		1,090
Fair Value
Assets:
Cash and cash equivalents	33,612	81,273		53,829
Investment and mortgage-backed securities available for sale	62,715	65,975		75,370
Investment and mortgage-backed securities held to maturity	90,182	66,401		112,721
Loans receivable, net	283,817	266,699		248,382
Accrued interest receivable	1,833	1,661		2,026
Federal Home Loan Bank stock	1,659	2,239		2,887
Bank owned life insurance	7,022	6,919		6,180
Liabilities:
Checking accounts	38,756	37,370		33,505
Money market deposit accounts	68,861	69,735		75,649
Passbook, club and statement savings accounts	72,260	71,083		70,623
Certificates of deposit	240,855	252,479		262,489
Advances from Federal Home Loan Bank	340	484		570
Accrued interest payable	747	2,382		2,420
Advances from borrowers for taxes and insurance	1,266	1,273		1,090
Level 1
Assets:
Cash and cash equivalents	33,612	81,273
Investment and mortgage-backed securities available for sale	18	7
Investment and mortgage-backed securities held to maturity
Loans receivable, net
Accrued interest receivable	1,833	1,661
Federal Home Loan Bank stock	1,659	2,239
Bank owned life insurance	7,022	6,919
Liabilities:
Checking accounts	38,756	37,370
Money market deposit accounts	68,861	69,735
Passbook, club and statement savings accounts	72,260	71,083
Certificates of deposit
Advances from Federal Home Loan Bank	340	484
Accrued interest payable	747	2,382
Advances from borrowers for taxes and insurance	1,266	1,273
Level 2
Assets:
Cash and cash equivalents
Investment and mortgage-backed securities available for sale	62,697	65,968
Investment and mortgage-backed securities held to maturity	90,182	66,401
Loans receivable, net
Accrued interest receivable
Federal Home Loan Bank stock
Bank owned life insurance
Liabilities:
Checking accounts
Money market deposit accounts
Passbook, club and statement savings accounts
Certificates of deposit	240,855	252,479
Advances from Federal Home Loan Bank
Accrued interest payable
Advances from borrowers for taxes and insurance
Level 3
Assets:
Cash and cash equivalents
Investment and mortgage-backed securities available for sale
Investment and mortgage-backed securities held to maturity
Loans receivable, net	283,817	266,699
Accrued interest receivable
Federal Home Loan Bank stock
Bank owned life insurance
Liabilities:
Checking accounts
Money market deposit accounts
Passbook, club and statement savings accounts
Certificates of deposit
Advances from Federal Home Loan Bank
Accrued interest payable
Advances from borrowers for taxes and insurance